Share-Based Compensation (Changyou 2008 Share Incentive Plan before Initial Public Offering, Share Awards to Other Employees, Narrative) (Details) (Changyou's 2008 Share Incentive Plan before Initial Public Offering [Member], Class A restricted share units [Member], Certain key employees [Member], USD $)
	0 Months Ended	12 Months Ended
	Feb. 17, 2009	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Changyou's 2008 Share Incentive Plan before Initial Public Offering [Member] | Class A restricted share units [Member] | Certain key employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares granted	456,000
Vesting period commencing upon completion of the Company's IPO	4 years
Share-based compensation expense		$ (300,000)	$ 300,000	$ 600,000
Unrecognized compensation expenses		0
Fair value of restricted stock units, vested		$ 1,100,000	$ 1,200,000	$ 1,600,000